UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Range Global Coal Index ETF

Ticker: COAL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Range Global Coal Index ETF	$48	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,623,029	29	$214,669	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	7.1%
Energy	44.7%
Materials	47.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Warrior Met Coal	11.2%
Yancoal Australia	7.9%
Alpha Metallurgical Resources	7.8%
Whitehaven Coal	6.5%
Core Natural Resources	5.8%
BHP Group ADR	5.0%
Stanmore Resources	4.7%
New Hope	4.5%
Glencore PLC	4.3%
Aurizon Holdings	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

COAL-SAR-2026

Exchange Traded Concepts Trust

Range Nuclear Renaissance Index ETF

Ticker: NUKZ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Range Nuclear Renaissance Index ETF	$45	0.85%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$889,867,099	46	$3,456,735	21%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	0.9%
Materials	4.7%
Energy	13.2%
Utilities	30.7%
Industrials	50.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cameco	9.1%
Samsung C&T	3.4%
GE Vernova	3.3%
Talen Energy	3.3%
Rolls-Royce Holdings	3.0%
CEZ	3.0%
Dominion Energy	2.9%
Endesa	2.9%
Vistra	2.7%
Solstice Advanced Materials	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NUKZ-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Range Global Coal Index ETF (COAL)
Range Nuclear Renaissance Index ETF (NUKZ)

Semi-Annual Financials and Other Information

May 31, 2026

(Unaudited)

Range ETFs

Table of Contents

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-726-4388

•   https://rangeetfs.com/investor-materials

Range ETFs

Range Global Coal Index ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.8%
Australia — 38.3%
Energy — 18.9%
New Hope	708,701	$2,977,885
Whitehaven Coal	679,843	4,280,049
Yancoal Australia	1,057,754	5,152,351
		12,410,285

Industrials — 4.3%
Aurizon Holdings	928,883	2,800,316

Materials — 15.1%
Bathurst Resources*	2,461	992
BHP Group ADR	37,029	3,292,248
Coronado Global Resources, CDI*	3,562,989	692,166
Glencore PLC	369,518	2,828,155
Stanmore Resources	1,556,769	3,080,271
		9,893,832
		25,104,433

Canada — 3.6%
Industrials — 2.5%
Westshore Terminals Investment	54,644	1,675,953

Materials — 1.1%
Colonial Coal International*	373,961	692,244
		2,368,197

Japan — 0.7%
Energy — 0.4%
Nippon Coke & Engineering*	423,600	260,775

Industrials – 0.3%
Sumiseki Holdings	52,000	191,746
		452,521

Mongolia — 3.3%
Materials — 3.3%
Mongolian Mining*	2,037,000	2,201,417

Poland — 3.3%
Energy — 0.4%
Lubelski Wegiel Bogdanka*	49,959	291,053

Materials — 2.9%
Jastrzebska Spolka Weglowa*	245,488	1,899,214
		2,190,267
Description	Shares	Fair Value
South Africa — 5.7%
Energy — 5.7%
Exxaro Resources	203,580	$2,701,771
Thungela Resources	119,352	1,056,364
		3,758,135

United States — 43.9%
Energy — 19.3%
Alliance Resource Partners LP	111,815	2,778,603
Core Natural Resources	42,821	3,787,089
Hallador Energy*	39,566	762,041
NACCO Industries, Cl A	6,016	304,410
Natural Resource Partners LP	26,031	2,705,402
Peabody Energy	86,616	2,342,963
		12,680,508

Materials — 24.6%
Alpha Metallurgical Resources*	25,842	5,141,782
Novusterra(A)*	525	—
Ramaco Resources, Cl A*	135,949	2,122,164
SunCoke Energy	166,781	1,502,697
Warrior Met Coal	77,596	7,335,926
		16,102,569
		28,783,077

Total Common Stock (Cost $68,174,221)		64,858,047

Total Investments — 98.8% (Cost $68,174,221)		$64,858,047

Percentages are based on Net Assets of $65,623,029.

††           Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*        Non-income producing security.

(A)         The fair value of this investment is determined using significant unobservable inputs.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Coal Index ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities Common Stock	$64,858,047	$—	$	—^	$64,858,047
Total Investments in Securities	$64,858,047	$—	$	—^	$64,858,047

^      Includes security valued at zero.

(1)         A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Australia — 1.6%
Industrials — 1.6%
Silex Systems*	3,218,826	$14,289,424

Canada — 11.1%
Energy — 9.0%
Cameco	715,076	80,589,065

Industrials — 2.1%
Aecon Group	289,088	9,458,238
AtkinsRealis Group	149,984	9,010,690
		18,468,928
		99,057,993

China — 2.0%
Industrials — 2.0%
Shanghai Electric Group, Cl H*	33,152,000	17,596,693

Czech Republic — 3.0%
Utilities — 3.0%
CEZ	437,350	26,388,659

Finland — 2.6%
Utilities — 2.6%
Fortum	995,744	23,297,897

Japan — 6.8%
Industrials — 5.6%
Fuji Electric	130,200	12,628,230
Hitachi	652,900	21,187,772
Mitsubishi Heavy Industries	672,700	16,083,273
		49,899,275

Utilities — 1.2%
Tokyo Electric Power Holdings*	2,983,800	10,584,533
		60,483,808

South Korea — 10.5%
Industrials — 8.3%
Doosan	14,112	18,466,400
KEPCO Engineering & Construction	75,063	6,689,423
Description	Shares	Fair Value
South Korea — continued
Industrials — continued
Samsung C&T	106,459	$30,553,097
Samsung Heavy Industries*	968,181	17,956,642
		73,665,562

Utilities — 2.2%
Korea Electric Power	755,542	19,502,710
		93,168,272

Spain — 2.9%
Utilities — 2.9%
Endesa	606,744	25,390,452

United Kingdom — 3.0%
Industrials — 3.0%
Rolls-Royce Holdings	1,482,440	26,724,564

United States — 56.1%
Energy — 4.2%
Centrus Energy, Cl A*	61,707	11,259,676
Lightbridge*	1,122,737	12,889,021
Uranium Energy*	941,056	12,958,341
		37,107,038

Industrials — 27.5%
Amentum Holdings*	302,356	7,023,720
Ameresco, Cl A*	322,140	11,590,597
BWX Technologies	83,349	16,326,402
Curtiss-Wright	29,646	22,163,646
Emerson Electric	152,596	21,946,357
Flowserve	116,021	8,760,746
Fluor*	194,694	8,909,198
GE Vernova	30,530	29,562,810
Graham*	104,579	10,472,541
Jacobs Solutions	155,734	18,666,277
Lockheed Martin	30,893	16,387,192
NANO Nuclear Energy*	610,107	17,619,890
NuScale Power*	1,231,150	15,598,670
Terra Innovatum Global*	3,367,075	20,741,182
Terrestrial Energy*	2,170,676	19,818,272
		245,587,500

Information Technology — 0.9%
Mirion Technologies, Cl A*	422,462	7,722,605

Materials — 4.7%
ASP Isotopes*	2,266,579	17,633,985
Solstice Advanced Materials	285,435	24,042,190
		41,676,175

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Utilities – 18.8%
Constellation Energy	80,522	$23,170,205
Dominion Energy	386,477	25,870,770
Duke Energy	184,249	22,612,880
Oklo, Cl A*	306,753	20,515,641
PG&E	1,344,080	21,962,267
Talen Energy*	74,855	28,953,914
Vistra	152,165	24,381,398
		167,467,075
		499,560,393

Total Common Stock (Cost $708,521,262)		885,958,155

Total Investments - 99.6% (Cost $708,521,262)		$885,958,155

Percentages are based on Net Assets of $889,867,099.

††           Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*        Non-income producing security.

Cl — Class

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Assets:
Investments, at Cost	$68,174,221	$708,521,262
Foreign Currency, at Cost	176	7,747
Investments, at Fair Value	$64,858,047	$885,958,155
Cash and Cash Equivalents	722,247	3,140,490
Foreign Currency, at Value	244	7,763
Dividends Receivable	74,159	979,069
Tax Reclaims Receivable	17,819	409,211
Total Assets	65,672,516	890,494,688

Liabilities:
Advisory Fees Payable	49,487	627,589
Total Liabilities	49,487	627,589

Net Assets	$65,623,029	$889,867,099

Net Assets Consist of:
Paid-in Capital	$62,739,059	$711,873,588
Total Distributable Earnings (Accumulated Losses)	2,883,970	177,993,511
Net Assets	$65,623,029	$889,867,099

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,470,000	12,280,000
Net Asset Value, Offering and Redemption Price Per Share	$26.57	$72.46

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Six Months Ended May 31, 2026 (Unaudited)

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Investment Income:
Dividend Income	$714,510	$4,843,014
Interest Income	4,422	32,449
Tax Reclaims	9,701	200,156
Less: Foreign Taxes Withheld	(36,685)	(645,512)
Total Investment Income	691,948	4,430,107

Expenses:
Advisory Fees	214,669	3,456,735
Total Expenses	214,669	3,456,735
Net Investment Income (Loss)	477,279	973,372

Net Realized Gain (Loss) on:
Investments(1)	7,152,625	24,546,348
Foreign Currency Transactions	(3,055)	(59,924)
Net Realized Gain (Loss)	7,149,570	24,486,424

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,582,001)	59,019,237
Foreign Currency Translations	381	3,063
Net Change in Unrealized Appreciation (Depreciation)	(4,581,620)	59,022,300

Net Realized and Unrealized Gain (Loss)	2,567,950	83,508,724

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,045,229	$84,482,096

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

	Range Global Coal Index ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$477,279	$494,452
Net Realized Gain (Loss)(1)	7,149,570	(833,015)
Net Change in Unrealized Appreciation (Depreciation)	(4,581,620)	1,358,609
Net Increase (Decrease) in Net Assets Resulting from Operations	3,045,229	1,020,046

Distributions:	(695,935)	(175,753)
Capital Share Transactions:
Issued	83,135,809	15,778,455
Redeemed	(46,310,814)	(1,457,624)
Increase (Decrease) in Net Assets from Capital Share Transactions	36,824,995	14,320,831

Total Increase (Decrease) in Net Assets	39,174,289	15,165,124

Net Assets:
Beginning of Year/Period	26,448,740	11,283,616
End of Year/Period	$65,623,029	$26,448,740

Share Transactions:
Issued	3,070,000	820,000
Redeemed	(1,820,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,250,000	750,000

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

(Concluded)

	Range Nuclear Renaissance Index ETF
	For the Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations:
Net Investment Income (Loss)	$973,372	$(163,971)
Net Realized Gain (Loss)(1)	24,486,424	18,273,886
Net Change in Unrealized Appreciation (Depreciation)	59,022,300	105,541,579
Net Increase (Decrease) in Net Assets Resulting from Operations	84,482,096	123,651,494

Distributions:	(6,601,091)	(98,585)

Capital Share Transactions:
Issued	80,064,844	572,981,418
Redeemed	(12,574,079)	(63,457,933)
Increase (Decrease) in Net Assets from Capital Share Transactions	67,490,765	509,523,485

Total Increase (Decrease) in Net Assets	145,371,770	633,076,394

Net Assets:
Beginning of Year/Period	744,495,329	111,418,935
End of Year/Period	$889,867,099	$744,495,329

Share Transactions:
Issued	1,120,000	9,990,000
Redeemed	(180,000)	(1,060,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	940,000	8,930,000

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Coal Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30, 2025	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$21.68		$24.01	$24.93
Investment Activities
Net investment income (loss)*	0.24		0.58	0.55
Net realized and unrealized gain (loss)	5.25		(2.54)^	(1.47)
Total from investment activities	5.49		(1.96)	(0.92)

Distributions to shareholders from:
Net investment income	(0.60)		(0.37)	—
Total distributions	(0.60)		(0.37)	—
Net Asset Value, end of year/period	$26.57		$21.68	$24.01

Net Asset Value, Total Return (%)(1)	25.77		(8.07)	(3.69)
Ratios to Average Net Assets
Expenses (%)	0.85	(2)	0.85	0.85 (2)
Net investment income (loss) (%)	1.89	(2)	2.90	2.78 (2)

Supplemental Data
Net Assets end of year/period (000)	$65,623		$26,449	$11,284
Portfolio turnover rate (%)(3)	17		23	18

†         Commenced operations on January 23, 2024.

*         Per share data calculated using average shares method.

^         Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	For the Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30, 2025	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$65.65		$46.23	$25.12
Investment Activities
Net investment income (loss)*	0.08		(0.03)	0.10
Net realized and unrealized gain (loss)	7.31		19.49	21.01
Total from investment activities	7.39		19.46	21.11

Distributions to shareholders from:
Net investment income	(0.58)		(0.03)	—
Net realized capital gains	—		(0.01)	—
Total distributions	(0.58)		(0.04)	—
Net Asset Value, end of year/period	$72.46		$65.65	$46.23

Net Asset Value, Total Return (%)(1)	11.37		42.13	84.04
Ratios to Average Net Assets
Expenses (%)	0.85	(2)	0.85	0.85	(2)
Net investment income (loss) (%)	0.24	(2)	(0.05)	0.30	(2)

Supplemental Data
Net Assets end of year/period (000)	$889,867		$744,495	$111,419
Portfolio turnover rate (%)(3)	21		23	13

†         Commenced operations on January 23, 2024.

*         Per share data calculated using average shares method.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Range Global Coal Index ETF and Range Nuclear Renaissance Index ETF (each a “Fund”, and together the “Funds”). The Range Global Coal Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the VettaFi Global Coal Index. The Range Nuclear Renaissance Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the VettaFi Nuclear Renaissance Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on January 23, 2024.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of each Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years, the last three tax year ends, remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement, as described below, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services), except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

VettaFi, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended May 31, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Range Global Coal Index ETF	$14,341,952	$8,271,787
Range Nuclear Renaissance Index ETF	168,201,776	169,047,483

For the six months ended May 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the six months ended May 31, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Range Global Coal Index ETF	$73,264,158	$43,035,367	$7,840,258
Range Nuclear Renaissance Index ETF	70,201,615	10,942,120	4,254,163

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Range Global Coal Index ETF
2025	$175,753	$—	$175,753
2024	—	—	—
Range Nuclear Renaissance Index ETF
2025	$98,585	$—	$98,585
2024	—	—	—

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

As of November 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Range Global Coal Index ETF	Range Nuclear Renaissance Index ETF
Undistributed Ordinary Income	$556,004	$5,547,586
Capital Loss Carryforwards	(421,523)	(15,614,850)
Unrealized Appreciation (Depreciation)	400,193	110,179,769
Other Temporary Differences	2	1
Total Distributable Earnings (Accumulated Losses)	$534,676	$100,112,506

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2025, the following Funds had capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
Range Global Coal Index ETF	$275,809	$145,714	$421,523
Range Nuclear Renaissance Index ETF	15,614,850	—	15,614,850

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at May 31, 2026, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Range Global Coal Index ETF	$68,174,221	$1,996,945	$(5,313,119)	$(3,316,174)
Range Nuclear Renaissance Index ETF	708,521,262	194,056,729	(16,619,836)	177,436,893

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting, and may experience wide bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which that Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between each Fund’s market price and the value of its portfolio holdings.

Sector Focus Risk. A Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Risk of Investing in Nuclear Companies (NUKZ). The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on a Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Risk of Investing in Coal Companies (COAL). Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions, regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990. Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the

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Notes to Financial Statements

May 31, 2026 (Unaudited) (Concluded)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

7. OTHER

At May 31, 2026, the records of the Trust reflected shares outstanding were held by a small number of Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Range Global Coal Index ETF	4
Range Nuclear Renaissance Index ETF	4

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Range ETFs

Other Information (Form N-CSRS Items 8-11)

May 31, 2026 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in a Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-726-4388

•        https://rangeetfs.com/investor-materials

RAN-SA-001-0300

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: July 29, 2026